Recent Accounting Standards (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jul. 02, 2018	Jul. 01, 2018	Dec. 31, 2017
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Adoption of accounting standard update	$ 3,140	$ (1,793)	$ (3,035)	$ (3,655)	$ (154)	$ (6,959)
Retained Earnings
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Adoption of accounting standard update	$ 6,628	1,851	$ 611	$ 0	$ 0	$ (225)
Cumulative Effect, Period Of Adoption, Adjustment
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Adoption of accounting standard update		143
Cumulative Effect, Period Of Adoption, Adjustment | Retained Earnings
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Adoption of accounting standard update		$ 143